Leases - Schedule of Maturity Analysis of the Company’s Lease Liabilities (Details) € in Thousands, $ in Thousands	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($) [1]	Dec. 31, 2025 EUR (€)
Schedule of Maturity Analysis of the Company’s Lease Liabilities [Line Items]
Total	€ 40,216
Current maturities of lease liability	950	$ 1,083	€ 844
Long-term lease liability	39,266	$ 44,758	€ 35,491
Later than one year [member]
Schedule of Maturity Analysis of the Company’s Lease Liabilities [Line Items]
Total	950
One to five years [Member]
Schedule of Maturity Analysis of the Company’s Lease Liabilities [Line Items]
Total	4,451
More than five years [Member]
Schedule of Maturity Analysis of the Company’s Lease Liabilities [Line Items]
Total	€ 34,815

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)